Exhibit 99.9

Monthly Investor Report: Verizon Master Trust - VZMT 2025-3

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

March 2026	04/20/2026	13	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	3/22/27	03/20/2030	$706,008,000.00		4.51%			4.51%
Class A-1b	3/22/27	03/20/2030	$185,000,000.00	31	SOFR +0.55%	04/13/2026	3.63980%	4.19%
Class B	3/22/27	03/20/2030	$68,120,000.00		4.77%			4.77%
Class C	3/22/27	03/20/2030	$40,872,000.00		4.90%			4.90%

Total			$1,000,000,000.00

Series 2025-3 Allocation % x Group One Available Funds	$71,774,768.66
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$71,774,768.66

Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$71.30	$71.30	$0.00	$0.00	$71,774,697.36
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$71,759,697.36
Asset Representations Reviewer Fee	$38.13	$38.13	$0.00	$0.00	$71,759,659.23
Supplemental ARR Fee	$152.54	$152.54	$0.00	$0.00	$71,759,506.69
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$71,758,256.69
Servicing Fee	$761,472.57	$761,472.57	$0.00	$0.00	$70,996,784.12
Class A-1a Note Interest	$2,653,413.40	$2,653,413.40	$0.00	$0.00	$68,343,370.72
Class A-1b Note Interest	$667,458.42	$667,458.42	$0.00	$0.00	$67,675,912.30
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,675,912.30
Class B Note Interest	$270,777.00	$270,777.00	$0.00	$0.00	$67,405,135.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,405,135.30
Class C Note Interest	$166,894.00	$166,894.00	$0.00	$0.00	$67,238,241.30
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$67,238,241.30
Class R Interest	$67,238,241.30	$67,238,241.30	$0.00	$0.00	$0.00

Total	$71,774,768.66	$71,774,768.66	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,653,413.40	$0.00	$0.00	$2,653,413.40
Class A-1b	$0.00	$0.00	$667,458.42	$0.00	$0.00	$667,458.42
Class B	$0.00	$0.00	$270,777.00	$0.00	$0.00	$270,777.00
Class C	$0.00	$0.00	$166,894.00	$0.00	$0.00	$166,894.00

Total	$0.00	$0.00	$3,758,542.82	$0.00	$0.00	$3,758,542.82

Noteholder Payments	Note Balance	Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.76	$0.00	$3.76	$706,008,000.00	1.00	$706,008,000.00	1.00
Class A-1b	$1,000.00	$3.61	$0.00	$3.61	$185,000,000.00	1.00	$185,000,000.00	1.00
Class B	$1,000.00	$3.98	$0.00	$3.98	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$1,000.00	$4.08	$0.00	$4.08	$40,872,000.00	1.00	$40,872,000.00	1.00

Total	$1,000.00	$3.76	$0.00	$3.76	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$500,000,000.00		500,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.